Note 8 - Investment in Juanicipio - Cash Flow of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Net income	$ 77,779	$ 48,659
Depreciation and amortization	659	352
Interest incurred on loans	11	27
Net cash from operating activities	(5,997)	(8,918)
Capital expenditures including plant, mine development and exploration	(22,717)	(15,220)
Net cash used in investing activities	97,089	(7,243)
Payment of lease obligations	(177)	(134)
Net cash used in financing activities	2,371	54,928
Effect of exchange rate changes on cash and cash equivalents	177	(15)
Increase in cash and cash equivalents during the year	93,640	38,752
Cash and cash equivalents, beginning of year	68,707	29,955
Cash and cash equivalents, end of year	162,347	68,707
Juanicipio [member]
Statement Line Items [Line Items]
Net income	201,541	129,428
Depreciation and amortization	91,197	68,475
Income tax expense	151,181	27,381
Interest incurred on loans	9,538	18,524
Other	(1,634)	3,304
Income tax payments	(55,998)	(83,875)
Change in other operating working capital	(39,135)	(18,172)
Net cash from operating activities	356,691	145,064
Capital expenditures including plant, mine development and exploration	(67,411)	(84,881)
Other	4,084	1,487
Net cash used in investing activities	(63,326)	(83,393)
Dividends paid to shareholders	(60,000)	0
Loans and other capital provided by shareholders	0	56,800
Repayments of loans to shareholders	(209,920)	(58,441)
Interest paid to shareholders	(11,399)	(17,409)
Payment of lease obligations	(1,016)	(856)
Net cash used in financing activities	(282,335)	(19,906)
Effect of exchange rate changes on cash and cash equivalents	(749)	46
Increase in cash and cash equivalents during the year	10,281	41,811
Cash and cash equivalents, beginning of year	42,913	1,102
Cash and cash equivalents, end of year	$ 53,193	$ 42,913